Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 QualitativeFactor Store	Dec. 31, 2011	Dec. 31, 2010	Dec. 19, 2012	Dec. 20, 2010	Dec. 31, 2009
Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Number of Stores	9
Affiliated bank branches, locations	Wheeling (3), Wellsburg, Moundsville, New Martinsville, Buckhannon, and Weston, West Virginia and Bellaire, Ohio.
Federal funds sold with maturities of less than, days	90 days
Investment securities identified by management other-than-temporarily impaired	$ 0	$ 0	$ 0
Federal Home Loan Bank stock, par value	$ 100
Accrual of interest is discontinued once principal or interest is past due, days	90 days
Loans held for sale	109,800	0
Loans classified as impaired with minimum payment delays	90 days
1-4 family residential mortgage loans, maximum commitment to sell to the FHLB, agreement date	Dec. 28, 2011
Maximum commitment under the agreement, to sell 1-4 family residential mortgage loans to the FHLB	5,000,000
1-4 family residential mortgage loans, maximum commitment to sell to the FHLB, agreement expiry	Dec. 28, 2013
1-4 family residential mortgage loans, sale to the Federal Home Loan Bank, amount of loans sold and outstanding	10,267,649	9,470,840
1-4 family residential mortgage loans, sale to the Federal Home Loan Bank, amount of recourse obligation or credit risk	346,249	383,269
1-4 family residential mortgage loans, sale to the Federal Home Loan Bank, the amount of income recognized	96,246	79,965	69,565
Qualitative factors utilized by management	9
Loans, credit quality, included factors	The qualitative factors include the following: levels of and trends in delinquencies, non-accruals, and charge-offs; trends with…
Allowance for loan losses	2,181,451	2,503,738	2,059			1,894,000
Goodwill	1,644,119	1,644,119
The net cash surrender value of bank-owned life insurance	3,625,013	3,518,450
The death benefit value of the bank-owned life insurance	8,800,000	8,800,000
Death benefit agreement, death benefit is payable upon the participant's death	40,000
Advertising expenses	211,875	154,380	88,932
Liability for uncertain tax positions	0
Unrecognized tax benefits	$ 0
Percentage of stock dividend declared				4.00%	4.00%
Maximum [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Family residential mortgage loans to the FHLB	4
Consumer loans, lien on one to four family owner residential property	4
Loans that experience insignificant payment delays, days	90 days
Minimum [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Family residential mortgage loans to the FHLB	1
Consumer loans, lien on one to four family owner residential property	1